Jubak Global Equity Fund
SUMMARY SECTION
Investment Objective
The Jubak Global Equity Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Jubak Global Equity Fund Jubak Global Equity Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance fee)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Jubak Global Equity Fund Jubak Global Equity Fund Shares
Management fees		1.20%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		1.20%
Acquired fund fees and expenses		0.05%
Total annual fund operating expenses	[1]	2.70%
Fee waivers and/or expense reimbursements	[2]	(1.15%)
Total annual fund operating expenses after fee waivers and/or expense reimbursements	[1][2]	1.55%
[1]	The total annual fund operating expenses and total annual fund expenses after fee waivers and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Fund effective October 1, 2013. This agreement is in effect until September 30, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for a period of three years from the date of the waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Jubak Global Equity Fund Jubak Global Equity Fund Shares	158	729	1,327	2,947

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies located throughout the world, including the United States, and at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States. The Fund considers a company to be doing a substantial amount of business outside the United States if it has, at the time of investment, at least 50% of its assets located outside the United States or derived at least 50% of its revenue during the most recent fiscal year from business outside the United States. The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 40% of its assets in emerging markets.

The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in any size company, including small- and mid- capitalization companies. The Fund will focus its investment in a portfolio of stocks across all industry groups, market capitalization ranges and geographic locations (but in no less than three different countries). From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and global depository receipts (“ADRs”, “EDRs”, and “GDRs”, respectively) and exchange-traded funds (“ETFs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and that have shares which are bought and sold on securities exchanges.

The Fund advisor’s investment process is based on a large number of factors, including macro-economic trends and geopolitical issues, as well as more fundamental analysis of specific company performance, competitors and markets. The Fund’s advisor also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign (non-U.S.) securities. The advisor’s investment approach begins with a macro-economic approach that identifies important long-term global economic, financial, demographic, technology, and political trends and then seeks to identify specific companies that may be positively affected by these trends prior to general recognition of their consequences by markets. In choosing the specific stocks to buy to take advantage of these long-term trends the advisor looks at fundamental positioning in a company's market, management track records, competitive advantage with respect to competitors, and financial staying power, and then seeks to buy the stocks it has identified based on these metrics whenever short-term market volatility gives the Fund an opportunity to buy these stocks at relatively low or reasonable prices.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the equity securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Foreign Investment Risks: The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, GDRs and EDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

• Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Portfolio Turnover Risk: The Fund’s turnover rate may exceed 100%. A high turnover rate (100% or more) may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance.

• Non-Diversification Risks: The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

• ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies including ETFs to the extent allowed by the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jubakfund.com.

Annual Total Return before Taxes For each calendar year at NAV

The year-to-date return as of June 30, 2013 was (7.49)%

Highest Calendar Quarter Return at NAV (non-annualized):	10.08%	Quarter Ended 03/31/12
Lowest Calendar Quarter Return at NAV (non-annualized):	(21.22)%	Quarter Ended 09/30/11

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Jubak Global Equity Fund	1 Year	Since Inception	Inception Date
Jubak Global Equity Fund Shares	9.41%	(0.24%)	Jun. 30, 2010
Jubak Global Equity Fund Shares - Return After Taxes on Distributions	9.41%	(0.24%)	Jun. 30, 2010
Jubak Global Equity Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	6.12%	(0.18%)	Jun. 30, 2010
MSCI AC World Index IMI (reflects no deduction for fees, expenses or taxes)	16.38%	12.46%	Jun. 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.